Supplement Dated July 11, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge/Exec® VUL
Lincoln InReach VULONE 2014
Lincoln VULONE 2007
Lincoln VULONE 2012
Lincoln VULONE 2014

Lincoln Life Flexible Premium Variable Life Account R

Lincoln PreservationEdge® SVUL
Lincoln SVULONE 2007
Lincoln SVULONE 2013

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment® VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge/Exec® VUL
Lincoln VULONE 2010

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln PreservationEdge® SVUL
Lincoln SVULONE 2007

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment® VUL

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below-listed DWS funds will be renamed as follows:

Current Fund Name	New Fund Name
DWS Variable Series II DWS Alternative Asset Allocation VIP	Deutsche Variable Series II Deutsche Alternative Asset Allocation VIP